Share Capital and Share-based Payments - Disclosure of Range of Exercise Prices of Outstanding Share Options (Details)	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Options Outstanding, Number of options (in shares) | shares	1,097,150	1,855,643	3,583,443
Options Outstanding, Weighted average exercise price (in cad per share)	$ 5.64	$ 6.42	$ 7.14
Options Outstanding, Weighted average remaining contractual life (years)	9 months
Options Exercisable, Number of options (in shares) | shares	1,097,150
Options Exercisable, Weighted average exercise price (in cad per share)	$ 5.64
$1.89 - $6.00
Disclosure of range of exercise prices of outstanding share options [line items]
Options Outstanding, Number of options (in shares) | shares	980,184
Options Outstanding, Weighted average exercise price (in cad per share)	$ 4.91
Options Outstanding, Weighted average remaining contractual life (years)	8 months 4 days
Options Exercisable, Number of options (in shares) | shares	980,184
Options Exercisable, Weighted average exercise price (in cad per share)	$ 4.91
$1.89 - $6.00 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Options Outstanding, Range of exercise price (in cad per share)	1.89
$1.89 - $6.00 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Options Outstanding, Range of exercise price (in cad per share)	$ 6.00
$6.01 - $12.00
Disclosure of range of exercise prices of outstanding share options [line items]
Options Outstanding, Number of options (in shares) | shares	116,966
Options Outstanding, Weighted average exercise price (in cad per share)	$ 11.72
Options Outstanding, Weighted average remaining contractual life (years)	1 year 4 months 9 days
Options Exercisable, Number of options (in shares) | shares	116,966
Options Exercisable, Weighted average exercise price (in cad per share)	$ 11.72
$6.01 - $12.00 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Options Outstanding, Range of exercise price (in cad per share)	6.01
$6.01 - $12.00 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Options Outstanding, Range of exercise price (in cad per share)	$ 12.00